Investment in Equity Investees (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				¥ 162,176	¥ 49,000
Share equity gain, during period			$ 8,266	53,783	35,652	¥ 52,355
Cost investment					150,000	101,000	¥ 312,176
Accumulated, share equity gain (loss)					84,863	49,211	138,646
Investment in equity investee			69,290		234,863	150,211	450,822
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition	¥ 50,500	¥ 50,500
Share equity gain, during period				90,888	35,937
Cost investment					101,000	101,000	101,000
Accumulated, share equity gain (loss)					85,148	49,211	176,036
Investment in equity investee			42,580		186,148	¥ 150,211	277,036
Unis Tech
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition					49,000
Share equity gain, during period				(12,676)	(285)
Cost investment					49,000		49,000	$ 7,057	¥ 49,000
Accumulated, share equity gain (loss)					(285)		(12,961)
Investment in equity investee			5,539		¥ 48,715		36,039
Shihua DC Investment Holdings Limited
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				147,176
Share equity gain, during period				(9,429)
Cost investment							147,176
Accumulated, share equity gain (loss)							(9,429)
Investment in equity investee			$ 21,171				137,747
WiFire Group Inc. ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				15,000
Share equity gain, during period				¥ (15,000)
Cost investment							15,000
Accumulated, share equity gain (loss)							¥ (15,000)